Reconciliation of federal income tax statutory rates (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Income taxes at statutory rate									$ 1,742,890	$ 1,135,035
Tax-exempt income									(745,595)	(559,078)
Nondeductible expenses									233,006	92,339
tax effect									92,156	52,788
Tax credits									(295,800)	(12,325)
Other, net									50,722	(241,859)
Income Tax Expense (Benefit)	$ 148,000	$ 269,000	$ 346,000	$ 315,000	$ 42,000	$ 365,000	$ 267,000	$ (207,000)	$ 1,077,379	$ 466,900
Income taxes at statutory rate, Percent									34.00%	34.00%
Tax-exempt income, Percent									(15.00%)	(17.00%)
Nondeductible expenses, Percent									5.00%	3.00%
tax effect, Percent									2.00%	2.00%
Tax credits, Percent									(6.00%)	0.00%
Other, net, Percent									1.00%	(8.00%)
Effective Income Tax Rate, Continuing Operations									21.00%	14.00%